Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Income per Share
Schedule of computation of basic and diluted net income per share attributable to ordinary shareholders

	Year Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2022	2023	2024
	Class A and Class B	Ordinary Shares	Ordinary shares
Net income attributable to ordinary shareholders	976,571	1,009,494	475,445
Weighted average number of ordinary shares outstanding—basic	341,660,160	347,369,860	350,847,647
Plus: effect of dilutive stock options	253,540	—	—
Plus: effect of dilutive non-vested restricted share units	67,010	52,720	1,503,610
Weighted average number of ordinary shares outstanding—diluted	341,980,710	347,422,580	352,351,257
Basic net income per share	2.86	2.91	1.36
Diluted net income per share	2.86	2.91	1.35

Schedule of antidilutive net income per share

	Year Ended December 31,
	2022	2023	2024
Share options	9,340,880	7,359,150	329,606
Non-vested restricted shares under share incentive plan	1,143,070	1,738,010	374,957
Total	10,483,950	9,097,160	704,563